Accounting Policies (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of Significant Accounting Policies Text Block [Abstract]
Cash surplus		$ 1,000
Number of operating segment		1
Upfront payment	$ 750